Consolidated cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Operating profit from continuing operations	£ 1,309	£ 1,985
Adjustments for:
Other fair value movements	21	(19)
Depreciation, amortisation and impairment	1,058	1,021
Share-based payments	16	19
Changes in working capital	442	(10)
Changes in provisions	(180)	39
Changes in pensions and other post-retirement benefit obligations	24	27
Cash generated from operations – continuing operations	2,690	3,062
Tax paid	(78)	(201)
Net cash flow from operating activities – continuing operations	2,612	2,861
Net cash flow from operating activities – discontinued operations	0	0
Cash flows from investing activities
Purchases of intangible assets	(243)	(269)
Purchases of property, plant and equipment	(3,985)	(3,210)
Disposals of property, plant and equipment	10	18
Investments in joint ventures and associates	(102)	(151)
Dividends received from joint ventures, associates and other investments	71	121
Disposal of financial and other investments	33	65
Acquisition of financial investments	(49)	(32)
Net movements in short-term financial investments	(2,995)	885
Interest received	162	69
Cash inflows on derivatives	0	103
Cash outflows on derivatives	(6)	(4)
Net cash flow used in investing activities – continuing operations	(6,418)	(2,410)
Net cash flow from investing activities – discontinued operations	22	0
Cash flows from financing activities
Proceeds of Rights Issue	7,001	0
Transaction fees related to Rights Issue	(162)	0
Proceeds from issue of treasury shares	15	20
Transactions in own shares	(5)	(1)
Proceeds received from loans	1,809	3,033
Repayments of loans	(916)	(839)
Payments of lease liabilities	(75)	(61)
Net movements in short-term borrowings	(1,313)	(444)
Cash inflows on derivatives	73	68
Cash outflows on derivatives	(33)	(60)
Interest paid	(1,002)	(779)
Dividends paid to shareholders	(811)	(1,325)
Net cash flow from/(used in) financing activities – continuing operations	4,581	(388)
Net cash flow from financing activities – discontinued operations	0	0
Net increase in cash and cash equivalents	797	63
Reclassification to held for sale	(166)	0
Exchange movements	(65)	1
Net cash and cash equivalents at start of period	559	163
Net cash and cash equivalents at end of period	1,125	227
UK Gas Transmission
Cash flows from investing activities
Disposal of interest in the UK Gas Transmission business	686	0
National Grid Renewables and Emerald Energy Venture LLC
Cash flows from investing activities
Contributions to National Grid Renewables and Emerald Energy Venture LLC	£ 0	£ (5)